LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of December 31,
	2019	2020
	RMB	RMB	US$
Equity investments without readily determinable fair values	43,824	17,137	2,626
Equity method investments	124,116	116,667	17,880
Available-for-sale debt investments	1,713	1,713	263
	169,653	135,517	20,769

Schedule of equity method investments

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2018			December 31, 2019			As of December 31, 2019
		Share	Investments		Share	Distribution/derecognize		Share	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	25,681	126,681	—	1,671	(20,200)	101,000	7,152	108,152
Shihua DC Holdings	366,623	(33,658)	332,965	(337,555)	(17,718)	22,308	29,068	(29,068)	—
Jingliang Inter Cloud	6,000	(34)	5,966	—	(1,894)	—	6,000	(1,928)	4,072
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000
Huaye Cloud	23,333	(6,319)	17,014	(23,333)	(11,534)	17,853	—	—	—
ZJK Energy	5,907	(2,157)	3,750	—	212	—	5,907	(1,945)	3,962
WiFire Entities	15,000	(15,000)	—	5,000	(5,000)	—	20,000	(20,000)	—
Qidi Chengxin	—	—	—	3,930	—	—	3,930	—	3,930
	521,863	(31,487)	490,376	(351,958)	(34,263)	19,961	169,905	(45,789)	124,116

				Increase (decrease)
				during
				the year ended
	As of December 31, 2019			December 31, 2020			As of December 31, 2020
		Share	Investments		Share	Distribution/derecognize		Share	Investments	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	7,152	108,152	—	12,254	(17,723)	101,000	1,683	102,683	15,737
Shihua DC Holdings	29,068	(29,068)	—	(29,068)	—	29,068	—	—	—	—
Jingliang Inter Cloud	6,000	(1,928)	4,072	—	(903)	—	6,000	(2,831)	3,169	486
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000	613
ZJK Energy	5,907	(1,945)	3,962	—	(803)	—	5,907	(2,748)	3,159	484
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—	—
Qidi Chengxin	3,930	—	3,930	—	(274)	—	3,930	(274)	3,656	560
	169,905	(45,789)	124,116	(29,068)	10,274	11,345	140,837	(24,170)	116,667	17,880